Fair Value Measurements (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Summary of by level Within Fair Value Hierarchy, Plan's Assets Measured at Fair Value

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets measured at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
Description	Level 1	Level 2	Level 3	Total

Interest-bearing cash	$746	$—	$—	$746
Mutual funds	1,378,537	—	—	1,378,537
Collective investment funds	225,536	16,625,715	—	16,851,251
First US Bancshares, Inc. common stock	1,416,949	—	—	1,416,949
Total	$3,021,768	$16,625,715	$—	$19,647,483
Stable value fund (A)				1,885,143
Total investments at fair value				$21,532,626

	Assets at Fair Value as of December 31, 2024
Description	Level 1	Level 2	Level 3	Total

Interest-bearing cash	$10,022	$—	$—	$10,022
Mutual funds	998,829	—	—	998,829
Collective investment funds	—	15,010,694	—	15,010,694
First US Bancshares, Inc. common stock	1,509,427	—	—	1,509,427
Total	$2,518,278	$15,010,694	$—	$17,528,972
Stable value fund (A)				1,822,882
Total investments at fair value				$19,351,854

(A)
Investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Net Assets Available for Benefits.

Summary of Stable Value Fund measured at Fair Value Based on NAV per Share

The following table summarizes information related to the stable value fund that is measured at fair value based on NAV per share as of December 31, 2025 and 2024, respectively. The stable value fund is maintained by investment companies and holds investments in accordance with a stated set of fund objectives.

			Redemption Frequency
Year-End	Fair Value	Unfunded Commitments	(if currently eligible)	Redemption Notice Period

December 31, 2025	$1,885,143	$—	Daily	None
December 31, 2024	$1,822,882	$—	Daily	None